Shareholder Fees - Spyglass Growth Fund	Apr. 30, 2026 USD ($)
Spyglass Growth Fund, Institutional Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Spyglass Growth Fund, Retail Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0